Transactions and Balances with Related Parties (Details) - Schedule of Non-Current Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of loans [Abstract]
Loans from related parties	$ 187
Viewbix Ltd [Member]
Schedule of loans [Abstract]
Loans from related parties	$ 187